Capital management	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Capital management

Note 14 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. During the third quarter of 2025, we complied with all applicable capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2025	October 31 2024
Capital (1)
CET1 capital	$95,654	$88,936
Tier 1 capital	107,155	97,952
Total capital	119,848	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$589,582	$548,809
Market risk	37,936	33,930
Operational risk	95,637	89,543
Total RWA	$723,155	$672,282
Capital ratios and Leverage ratio (1)
CET1 ratio	13.2%	13.2%
Tier 1 capital ratio	14.8%	14.6%
Total capital ratio	16.6%	16.4%
Leverage ratio	4.5%	4.2%
Leverage ratio exposure	$2,404,301	$2,344,228
TLAC available and ratios (2)
TLAC available	$223,343	$196,659
TLAC ratio	30.9%	29.3%
TLAC leverage ratio	9.3%	8.4%

(1)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as a percentage of total RWA and leverage exposure, respectively.